LONG-TERM DEBT	12 Months Ended
Dec. 31, 2021
LONG-TERM DEBT
LONG TERM DEBT

14.LONG-TERM DEBT

	As at	As at
	December 31,	December 31,
	2021	2020
Credit Facility(i)(ii)	$(3,851)	$(2,768)
2020 Notes(i)(iii)	198,585	198,505
2018 Notes(i)(iii)	348,316	348,145
2017 Notes(i)(iii)	298,670	298,454
2016 Notes(i)(iii)	349,053	348,790
2015 Note(i)(iii)	49,755	49,690
2012 Notes(i)(iii)	199,745	199,575
2010 Notes(i)(iii)	124,950	124,850
Total debt	$1,565,223	$1,565,241
Less: current portion	225,000	—
Total long-term debt	$1,340,223	$1,565,241

Notes:

(i)	Inclusive of unamortized deferred financing costs.
(ii)	There were no amounts outstanding under the Credit Facility (as defined below) as at December 31, 2021 and December 31, 2020. The December 31, 2021 and December 31, 2020 balances relate to deferred financing costs which are being amortized on a straight-line basis until the maturity date of December 22, 2026 (2020 – June 23, 2023).
(iii)	The terms 2020 Notes, 2018 Notes, 2017 Notes, 2016 Notes, 2015 Note, 2012 Notes and 2010 Notes are defined below.

Scheduled Debt Principal Repayments

	2022	2023	2024	2025	2026	Thereafter	Total
2020 Notes	$—	$—	$—	$—	$—	$200,000	$200,000
2018 Notes	—	—	—	—	—	350,000	350,000
2017 Notes	—	—	—	40,000	—	260,000	300,000
2016 Notes	—	100,000	—	—	200,000	50,000	350,000
2015 Note	—	—	—	50,000	—	—	50,000
2012 Notes	100,000	—	100,000	—	—	—	200,000
2010 Notes	125,000	—	—	—	—	—	125,000
Total	$225,000	$100,000	$100,000	$90,000	$200,000	$860,000	$1,575,000

Credit Facility

On December 22, 2021, the Company amended its $1.2 billion unsecured revolving bank credit facility (the ”Credit Facility”) to, among other things, extend the maturity date from June 22, 2023 to December 22, 2026 and amend pricing terms. The amendment also increased the amount of the uncommited accordion facility available to the Company from $300 million to $600 million.

As at December 31, 2021 and December 31, 2020, no amounts were outstanding under the Credit Facility. As at December 31, 2021, $1.199.1 million was available for future drawdown under the Credit Facility (December 31, 2020 - $1.199.1 million). Credit Facility availability is reduced by outstanding letters of credit which were $0.9 million as at December 31, 2021 (2020 – 0.9 million). During the year ended December 31, 2021, Credit Facility drawdowns totaled $595.0 million and repayments totaled $595.0 million. During the year ended December 31, 2020, Credit Facility drawdowns totaled $1,075.0 million and repayments totaled $1,075.0 million.

The Credit Facility is available in multiple currencies through prime rate and base rate advances, priced at the applicable rate plus a margin that ranges from 0.00% to 1.00%, through LIBOR advances, bankers’ acceptances and financial letters of credit, priced at the applicable rate plus a margin that ranges from 1.00% to 2.00% and through performance letters of credit, priced at the applicable rate plus a margin that ranges from 0.60% to 1.20%. The lenders under the Credit Facility are each paid a standby fee at a rate that ranges from 0.09% to 0.25% of the undrawn portion of the facility. In each case, the applicable margin or standby fees vary depending on the Company’s credit rating and/ or the Company’s total net debt to earnings before interest, taxes, depreciation and amortization (“EBITDA”) ratio.

2020 Notes

On April 7, 2020, the Company closed a $200.0 million private placement of guaranteed senior unsecured notes (the “2020 Notes”) with a weighted average maturity of 11 years and weighted average yield of 2.83%.

The following table sets out details of the individual series of the 2020 Notes:

	Principal	Interest Rate	Maturity Date
Series A	$100,000	2.78%	4/7/2030
Series B	100,000	2.88%	4/7/2032
Total	$200,000

2018 Notes

On April 5, 2018, the Company closed a $350.0 million private placement of guaranteed senior unsecured notes (the “2018 Notes”).

The following table sets out details of the individual series of the 2018 Notes:

	Principal	Interest Rate	Maturity Date
Series A	$45,000	4.38%	4/5/2028
Series B	55,000	4.48%	4/5/2030
Series C	250,000	4.63%	4/5/2033
Total	$350,000

2017 Notes

On June 29, 2017, the Company closed a $300.0 million private placement of guaranteed senior unsecured notes (the “2017 Notes”).

The following table sets out details of the individual series of the 2017 Notes:

	Principal	Interest Rate	Maturity Date
Series A	$40,000	4.42%	6/29/2025
Series B	100,000	4.64%	6/29/2027
Series C	150,000	4.74%	6/29/2029
Series D	10,000	4.89%	6/29/2032
Total	$300,000

2016 Notes

On June 30, 2016, the Company closed a $350.0 million private placement of guaranteed senior unsecured notes (the “2016 Notes”).

The following table sets out details of the individual series of the 2016 Notes:

	Principal	Interest Rate	Maturity Date
Series A	$100,000	4.54%	6/30/2023
Series B	200,000	4.84%	6/30/2026
Series C	50,000	4.94%	6/30/2028
Total	$350,000

2015 Note

On September 30, 2015, the Company closed a private placement of a $50.0 million guaranteed senior unsecured note (the “2015 Note”) with a September 30, 2025 maturity date and a yield of 4.15%.

2012 Notes

On July 24, 2012, the Company closed a $200.0 million private placement of guaranteed senior unsecured notes (the “2012 Notes”).

The following table sets out details of the individual series of the 2012 Notes:

	Principal	Interest Rate	Maturity Date
Series A	$100,000	4.87%	7/23/2022
Series B	100,000	5.02%	7/23/2024
Total	$200,000

2010 Notes

On April 7, 2010, the Company closed a $600.0 million private placement of guaranteed senior unsecured notes (the “2010 Notes” and, together with the 2020 Notes, 2018 Notes, the 2017 Notes, the 2016 Notes, the 2015 Note and the 2012 Notes, the “Notes”).

On April 7, 2020 the Company repaid $360.0 million of the 2010 Series B 6.67% Notes at maturity.

As at December 31, 2021, $125.0 million of the 2010 Series C 6.77% Notes remained outstanding with a maturity date of April 7, 2022.

Covenants

Payment and performance of Agnico Eagle’s obligations under the Credit Facility and the Notes are guaranteed by each of its material subsidiaries and certain of its other subsidiaries (the ”Guarantors”).

The Credit Facility contains covenants that limit, among other things, the ability of the Company to incur additional indebtedness, make distributions in certain circumstances and sell material assets.

The note purchase agreements pursuant to which the Notes were issued (the ”Note Purchase Agreements”) contain covenants that restrict, among other things, the ability of the Company to amalgamate or otherwise transfer its assets, sell material assets, carry on a business other than one related to mining and the ability of the Guarantors to incur indebtedness.

The Credit Facility and Note Purchase Agreements also require the Company to maintain a total net debt to EBITDA ratio below a specified maximum value and the Note Purchase Agreements (other than the 2018 and 2020 Notes) require the Company to maintain a minimum tangible net worth.

The Company was in compliance with all covenants contained in the Credit Facility and Note Purchase Agreements throughout the years-ended and as at December 31, 2021 and 2020.

Finance Costs

Total finance costs consist of the following:

	Year Ended December 31,
	2021	2020
Interest on Notes	$72,795	$77,739
Stand-by fees on credit facilities	5,546	5,107
Amortization of credit facilities financing and note issuance costs	3,778	3,594
Interest on Credit Facility	1,549	5,304
Accretion expense on reclamation provisions	6,554	3,502
Interest on lease obligations, other interest and penalties	5,329	2,684
Interest capitalized to assets under construction	(3,509)	(2,796)
Total finance costs	$92,042	$95,134

Total borrowing costs capitalized to assets under construction during the year ended December 31, 2021 were at a capitalization rate of 1.20% (2020 - 1.18%).